Oct. 30, 2026
American Funds U.S. Small & Mid Cap Equity Fund
Investment objective
The fund’s investment objective is to seek capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 66 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3	529-A
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	none	none	0.30
Other expenses[2]	0.22	0.22	0.25	0.22	0.12	0.27
Total annual fund operating expenses	0.97	1.67	0.95	0.67	0.57	1.02
Expense reimbursement[3]	0.06	0.06	0.06	0.06	0.06	0.06
Total annual fund operating expenses after expense reimbursement	0.91	1.61	0.89	0.61	0.51	0.96

Share class:	529-C	529-E	529-F-2	529-F-3	R-1	R-2
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	1.00	0.50	none	none	1.00	0.75
Other expenses[2]	0.27	0.22	0.23	0.17	0.22	0.47
Total annual fund operating expenses	1.72	1.17	0.68	0.62	1.67	1.67
Expense reimbursement[3]	0.06	0.06	0.06	0.06	0.06	0.06
Total annual fund operating expenses after expense reimbursement	1.66	1.11	0.62	0.56	1.61	1.61

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.32	0.27	0.22	0.27	0.17	0.12
Total annual fund operating expenses	1.37	1.22	0.92	0.72	0.62	0.57
Expense reimbursement[3]	0.06	0.06	0.06	0.06	0.06	0.06
Total annual fund operating expenses after expense reimbursement	1.31	1.16	0.86	0.66	0.56	0.51

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Restated to reflect current fees.

[3] The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least November 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	529-A	529-C	529-E	529-F-2	529-F-3	R-1	R-2
1 year	$663	$264	$91	$62	$52	$445	$269	$113	$63	$57	$164	$164
3 years	861	521	297	208	177	658	536	366	212	192	521	521
5 years	1,075	902	520	367	312	888	928	638	373	340	902	902
10 years	1,691	1,785	1,161	829	708	1,549	1,590	1,415	841	769	1,971	1,971

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$118	$88	$67	$57	$52		1 year	$164	$169
3 years	428	381	287	224	192	177		3 years	521	536
5 years	744	665	503	395	340	312		5 years	902	928
10 years	1,641	1,472	1,126	889	769	708		10 years	1,785	1,590

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$118	$88	$67	$57	$52		1 year	$164	$169
3 years	428	381	287	224	192	177		3 years	521	536
5 years	744	665	503	395	340	312		5 years	902	928
10 years	1,641	1,472	1,126	889	769	708		10 years	1,785	1,590

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities of small and mid-capitalization companies in the United States. For purposes of this policy, equity-type securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index. As of June 30, 2026, the largest company for the Russell 2500 Index had a market capitalization of approximately $30.6 billion and the largest company for the Russell Midcap Index had a market capitalization of approximately $92.7 billion. The market capitalization of the companies included in the Russell 2500 Index and the Russell Midcap Index will change with market conditions. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest  11.59% (quarter ended June 30, 2025)

Lowest -4.24% (quarter ended March 31, 2025)

The fund's total return for the nine months ended September 30, 2026, was 5.82%.

Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	Lifetime
F-2 − Before taxes	9/27/2024	14.63%	10.78%
− After taxes on distributions		14.58	10.69%
− After taxes on distributions and sale of fund shares		8.70	8.21%

Share classes (before taxes)	Inception date	1 year	Lifetime
A (with maximum sales charge)	9/27/2024	8.04%	5.69%
C	9/27/2024	13.63	10.78
F-1	9/27/2024	14.54	10.80
F-3	9/27/2024	14.92	11.06
529-A (with maximum sales charge)	9/27/2024	10.45	7.63
529-C	9/27/2024	13.45	10.72
529-E	9/27/2024	14.57	10.72
529-F-2	9/27/2024	14.54	10.70
529-F-3	9/27/2024	14.86	11.00
R-1	9/27/2024	14.91	11.05
R-2	9/27/2024	14.93	11.01
R-2E	9/27/2024	14.93	11.04
R-3	9/27/2024	14.92	11.05
R-4	9/27/2024	14.91	11.05
R-5E	9/27/2024	14.92	11.05
R-5	9/27/2024	14.91	11.05
R-6	9/27/2024	14.94	11.08

Indexes	1 year	Lifetime (from Class F-2 inception)
Russell 3000 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.15%	16.10%
Russell 2500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.91	10.02
Russell Midcap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	10.60	8.98

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.